Transfers of financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Carrying Amount of Financial Assets
The following table reflects the carrying amount of financial assets that have been transferred to another party in such a way that part or all the transferred financial assets do not qualify for derecognition. Furthermore, it reflects the carrying amounts of the associated liabilities.

	2024
	FVOCI financial assets				FVPL financial assets
	Shares	Debt securities	Money market and other short- term investments	Other	Debt securities	Investments where the PH bears risk	Money market and other short- term investments	Other
Carrying amount of transferred assets	-	1,628	-	-	1	39	-	-

Carrying amount of associated liabilities	-	1,897	-	-	1	-	-	-

	2023
	FVOCI financial assets				FVPL financial assets
	Shares	Debt securities	Money market and other short- term investments	Other	Debt securities	Investments where the PH bears risk	Money market and other short- term investments	Other
Carrying amount of transferred assets	-	2,068	-	-	5	15	-	-

Carrying amount of associated liabilities	-	2,382	-	-	9	-	-	-

Schedule of Fair Values of Available-for-Sale (AFS) Instruments
The following tables present the fair value of the assets received in relation to securities lending and reverse repurchase activities:

Securities lending	2024	2023
Carrying amount of transferred financial assets	1,668	2,063

Fair value of cash collateral received	1,898	2,357

Fair value of non-cash collateral received	41	16

Net exposure	(271)	(309)

Summary of Reverse Repurchase Agreements

Reverse repurchase agreements	2024	2023
Cash paid for reverse repurchase agreements	324	442

Fair value of non-cash collateral received	343	467

Net exposure	(20)	(24)

Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts
The following tables present the carrying amount of collateral pledged and the corresponding amounts.

		2024		2023
	Where Aegon	Where the PH	Where Aegon	Where the PH
Assets pledged for general account and contingent liabilities	bears the risk	bears the risk	bears the risk	bears the risk
Contingent liabilities	2,143	-	2,290	-

Collateral pledged	4,282	-	4,171	-

Net exposure	(2,139)	-	(1,881)	-
For 2023 and 2024, there is no
Non-cash
collateral that can be sold or repledged by the counterparty.

Assets pledged for repurchase agreements	2024	2023
Cash received on repurchase agreements	-	29
Collateral pledged (transferred financial assets)	-	25

Net exposure	-	3
For 2024, there is no Cash collateral that can be sold or repledged by the counterparty (2023: EUR 3 million).